Commitments and Contingencies - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loss Contingencies [Line Items]
Rent expense		$ 136.0	$ 145.7	$ 138.5
Sublease Income		13.2	12.7	$ 13.9
Future minimum lease payments		58.9
Interest charges, capital lease obligations		$ 1.1
Closed-ended terms for guarantees		10 years
Maximum potential future payments on guarantees	$ 36.7	$ 36.7
Contingent liabilities, current	69.5	69.5	88.5
Contingent liabilities, non-current	23.4	23.4	29.4
Errors and Omissions (E&O) claims and other claims
Loss Contingencies [Line Items]
Contingent liabilities	32.8	32.8	54.1
Workers' compensation
Loss Contingencies [Line Items]
Contingent liabilities	60.1	60.1	63.8
Indemnification assets
Loss Contingencies [Line Items]
Loss contingency, receivable			18.2
Cash payout	5.4
Insurance recoverable
Loss Contingencies [Line Items]
Loss contingency, receivable	$ 3.9	$ 3.9	$ 17.6